RISK MANAGEMENT - Risk exposure by credit rating (Details) - Other financial instruments - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 31,731,535	$ 27,554,748
Sovereign Risk
RISK MANAGEMENT
Maximum Exposure to Credit Risk	9,576,229	7,520,002
AAA
RISK MANAGEMENT
Maximum Exposure to Credit Risk	11,632,443	9,613,353
AA+
RISK MANAGEMENT
Maximum Exposure to Credit Risk	2,545,827	2,934,561
AA
RISK MANAGEMENT
Maximum Exposure to Credit Risk	722,808	761,139
AA-
RISK MANAGEMENT
Maximum Exposure to Credit Risk	169,967	285,253
A+
RISK MANAGEMENT
Maximum Exposure to Credit Risk	622,674	763,754
A
RISK MANAGEMENT
Maximum Exposure to Credit Risk	631,813	465,025
A-
RISK MANAGEMENT
Maximum Exposure to Credit Risk	257,097	396,755
BBB+
RISK MANAGEMENT
Maximum Exposure to Credit Risk	546,032	604,672
BBB
RISK MANAGEMENT
Maximum Exposure to Credit Risk	302,694	243,820
BBB-
RISK MANAGEMENT
Maximum Exposure to Credit Risk	185,921	1,808,396
Other
RISK MANAGEMENT
Maximum Exposure to Credit Risk	4,145,850	1,745,020
Not rated
RISK MANAGEMENT
Maximum Exposure to Credit Risk	$ 392,180	$ 412,998